Capital Lease Arrangements	12 Months Ended
Dec. 31, 2011
Capital Lease Arrangements
Capital Lease Arrangements

(4) Capital Lease Arrangements

        The Company leases certain equipment under agreements, which are classified as capital leases. These leases have bargain purchase options at the end of the original lease terms. Capital leased assets included in property and equipment are as follows:

(in thousands):	December 31, 2011	December 31, 2010
Medical equipment	$44,495	$38,309
Software	812	—
Less: accumulated amortization	(12,854)	(10,917)

	$32,453	$27,392

        Amortization expense relating to capital leased equipment was approximately $4.4 million, $4.1 million, and $4.4 million for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in depreciation expense in the consolidated statements of comprehensive loss.